Employee Benefit Plans (Schedule of Net Funded Status) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of year		$ 10,863	$ 11,473
Assumption of liability from FNB Plan		5,061
Interest cost		666	450	$ 426
Change in assumptions		305	(623)
Actuarial (gain) loss		114	37
Benefits paid		(677)	(474)
PBO at end of year	$ 10,863	16,332	10,863	11,473
Fair value of plan assets at beginning of year		9,713	10,130
Transfer of FNB Plan assets		3,903
Actual return on plan assets, net of expenses		901	57
Fair value of plan assets at end of year	9,713	13,840	9,713	$ 10,130
Funded status, included in other (liabilities) assets	(1,150)	(2,492)	(1,150)
Unrecognized actual loss	(3,483)	(3,550)	(3,483)
Accumulated benefit obligation	10,863	16,332	10,863
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of year	5,249	5,061
Service cost	3		3
Interest cost	18		18
Change in assumptions	(87)
Curtailment gain, net of actuarial loss	(106)
Curtailment (gain) loss recognized	(108)
Actuarial (gain) loss	(2)
Benefits paid	(16)
PBO at end of year	5,061		5,061
Fair value of plan assets at beginning of year	4,001	$ 3,903
Actual return on plan assets, net of expenses	(82)
Fair value of plan assets at end of year	3,903		3,903
Funded status, included in other (liabilities) assets	(1,158)		(1,158)
Accumulated benefit obligation	$ 5,061		$ 5,061